INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Schedule of fair value of liquid assets acquired

	sep/23	oct/23	Nov-23	dec/23	dec/23
Fair value of liquid assets acquired by the Company	Teles Pires	Baguari	Retiro Baixo	TMT	VSB

Fair value of assets acquired
Cash and cash equivalents	109,488	138,039	58,335	14,530	15,644
Accounts receivable	106,619	23,363	10,775	5,502	5,693
Fixed Assets	3,857,686	389,966	285,859	—	—
Asset contract	—	—	—	566,949	483,938
Intangible	222,156	860,446	158,669	896	22,989
Other assets	704,727	28,985	12,704	2,627	440
	5,000,676	1,440,799	526,342	590,504	528,704
Fair value of liabilities assumed
Loans	2,688,777	14,126	30,179	—	—
Remuneration to shareholders	—	35,791	—	—	—
Provisions	261,916	64,435	—	1,757	155
Other current and non-current liabilities	847,719	296,809	60,270	6,103	11,193
	3,798,412	411,161	90,449	7,860	11,348

Fair value of net assets acquired	1,202,264	1,029,638	435,893	582,644	465,620
Participation of non-controlling shareholders					51,736

Schedule of movement in the most relevant investments

			Capital	Acquisition of	Other	Dividends and
		Balance on	payment/	investee	Comprehensive	interest on own	Equity pickup	Estimated loss	Balance on
Equity interests and other investments	Shareholdings	12/31/2022	Increase	control	Results	capital	method	on investments	12/31/2023
Jointly controlled companies
Norte Energia S.A. - NESA	49.98%	6,060,822	—	—	—	—	(431,409)	(337,152)	5,292,261
Energia Sustentável do Brasil S.A. - ESBR	40.00%	3,563,552	—	—	—	—	17,684	-	3,581,236
Belo Monte Transmissora de Energia S.A. - BMTE	49.00%	2,005,808	550	—	—	(63,089)	208,823	-	2,152,092
Interligação Elétrica do Madeira S.A. - IE Madeira	49.00%	1,735,667	—	—	—	(67,845)	201,815	92,192	1,961,829
Mata de Santa Genebra Transmissão S.A.	49.90%	548,104	—	—	—	(13,782)	58,030	141,393	733,745
Empresa de Energia São Manoel S.A.	33.33%	588,913	—	—	—	-	(9,405)	-	579,508
Interligação Elétrica Garanhuns S.A. - IE Garanhuns	49.00%	502,090	—	—	—	(16,433)	57,613	-	543,270
Companhia Energética Sinop S.A. - SINOP	49.00%	526,442	—	—	—	-	(27,042)	139,677	639,077
Sistema de Transmissão Nordeste S.A. - STN	49.00%	269,217	—	—	—	(52,145)	47,000	-	264,072
Chapecoense Geração S.A.	40.00%	253,633	—	—	—	(221,467)	183,212	-	215,378
Enerpeixe S.A.	40.00%	261,789	—	—	—	(1,848)	3,695	-	263,636
Paranaíba Transmissora de Energia S.A.	24.50%	222,169	—	—	—	(8,360)	35,201	-	249,010
MGE Transmissão S.A.	49.00%	196,954	—	—	—	(13,941)	20,702	-	203,715
Goiás Transmissão S.A.	49.00%	206,773	—	—	—	(29,751)	14,553	-	191,575
Vamcruz I Participações S.A.	24.50%	130,332	—	—	—	(394)	1,661	-	131,599
Rouar S.A.	50.00%	133,828	—	—	(10,031)	(12,560)	12,206	-	123,443
Transenergia Renovável S.A.	49.00%	96,112	—	—	—	(13,117)	18,568	-	101,563
Transnorte Energia S.A.¹	50.38%	39,627	—	—	—	-	38,830	122,787	201,244
Tijoa Participações e Investimentos	49.90%	28,527	—	—	—	(41,813)	43,189	-	29,903
Teles Pires Participações S.A. - TPP	100.00%	315,385	26,696	(589,111)	—	-	(38,234)	285,264	-
Triangulo Mineiro Transmissora de Energia S.A.	100.00%	199,746	—	(217,489)	—	(4,410)	22,153	-	-
Retiro Baixo Energética S.A.	100.00%	155,470	—	(168,566)	—	-	13,096	-	-
Vale do São Bartolomeu Transmissora de Energia S.A.	90.00%	89,860	—	(103,945)	—	(3,120)	17,205	-	-
Baguari Energia	100.00%	71,987	—	(59,451)	—	(5,109)	(7,427)	-	-
Others²	30.61% to 54.01%	158,714	28,826	—	—	(147,086)	119,256	16,652	176,362
		18,361,521	56,072	(1,138,562)	(10,031)	(716,270)	620,975	460,813	17,634,518
Associates
Eletronuclear³	67.95%	7,188,028	—	—	(1,204)	—	26,530	—	7,213,354
Companhia de Transmissão de Energia Elétrica Paulista S.A. - CTEEP	35.74%	5,007,916	—	—	(68,008)	(519,299)	947,470	—	5,368,080
Others	33.41% to 40.44%	1,666,799	—	—	51,802	(316,805)	482,554	—	1,884,349
		13,862,743	—	—	(17,410)	(836,104)	1,456,555	—	14,465,784

		32,224,264	56,072	(1,138,562)	(27,441)	(1,552,374)	2,077,530	460,813	32,100,302

[1] The Company has a 50.38% shareholding in Transnorte Energia S.A., however the control is shared with Alupar due to the shareholders agreement signed in March 2023;

[2] The shareholding of 54.01% in Serra do Facão Energia S.A. that consists of 43.03% ON and 100.00% PN, with this being classified as a joint subsidiary; and

[3] The shareholding of 67.95% in Eletronuclear consists of 35.90% ON and 99.99% PN, with this being classified as an associate.

							Dividends
				Transfer to			and
				asset held	Other		interest on	Equity	Estimated	Balance
		Balance on	Effects of	for	Comprehensive	Increase/Reduction	own	pickup	loss on	on
Equity interests and other investments	Shareholdings	12/31/2021	deconsolidation	sale/Write-off	Results	of capital	capital	method	investments	12/31/2022
Jointly controlled companies
Norte Energia S.A. - NESA	49.98%	6,384,303	—	—	—	—	—	(323,481)	—	6,060,822
Energia Sustentável do Brasil S.A. - ESBR	40.00%	3,295,627	—	—	—	—	—	(41,692)	309,617	3,563,552
Belo Monte Transmissora de Energia S.A. - BMTE	49.00%	1,895,036	—	—	—	—	(66,400)	177,172	—	2,005,808
Interligação Elétrica do Madeira S.A. - IE Madeira	49.00%	1,409,983	—	—	—	—	(123,598)	231,063	218,219	1,735,667
Teles Pires Participações S.A. - TPP	49.44%	789,994	—	—	—	46,336	—	(52,467)	(468,478)	315,385
Mata de Santa Genebra Transmissão S.A.	49.90%	634,284	—	—	—	—	(74,570)	55,915	(67,525)	548,104
Interligação Elétrica Garanhuns S.A. - IE Garanhuns	49.00%	413,106	—	—	—	—	(7,415)	96,399	—	502,090
Empresa de Energia São Manoel S.A.	33.33%	428,168	—	—	—	—	—	(16,771)	177,516	588,913
Energética Águas da Pedra S.A. - EAPSA	49.00%	291,327	—	(286,776)	—	—	(65,154)	60,603	—	—
Companhia Energética Sinop S.A. - SINOP	49.00%	349,256	—	—	—	—	—	(38,037)	215,223	526,442
Sistema de Transmissão Nordeste S.A. - STN	49.00%	258,272	—	—	—	—	(52,964)	63,909	—	269,217
Chapecoense Geração S.A.	40.00%	454,259	—	—	—	—	(369,709)	169,083	—	253,633
Enerpeixe S.A.	40.00%	266,309	—	—	—	—	—	(4,520)	—	261,789
Goiás Transmissão S.A.	49.00%	177,274	—	—	—	—	(9,188)	38,687	—	206,773
Paranaíba Transmissora de Energia S.A.	24.50%	188,675	—	—	—	—	(10,433)	43,927	—	222,169
MGE Transmissão S.A.	49.00%	168,273	—	—	—	—	(8,934)	37,615	—	196,954
Triangulo Mineiro Transmissora de Energia S.A.	49.00%	182,828	—	—	—	—	(5,145)	22,063	—	199,746
Retiro Baixo Energética S.A.	49.00%	168,726	—	—	—	—	(37,513)	24,257	—	155,470
Rouar S.A.	50.00%	134,264	—	—	(9,089)	—	(4,734)	13,387	—	133,828
Transenergia Renovável S.A.	49.00%	97,461	—	—	—	—	(13,514)	12,165	—	96,112
Vale do São Bartolomeu Transmissora de Energia S.A.	39.00%	79,406	—	—	—	—	(6,240)	16,694	—	89,860
Luziania-Niquelandia Transmissora S.A.	49.00%	38,320	—	—	—	—	(5,700)	15,130	—	47,750
Itaipu	—	279,025	—	(279,025)	—	—	—	—	—	—
Others	24.50% to 54.10%	364,160	—	(22,068)	—	19,798	(51,137)	70,036	648	381,437
		18,748,336	—	(587,869)	(9,089)	66,134	(912,348)	671,137	385,220	18,361,521
Associates
Eletronuclear	67.95%	—	6,571,987	—	474,581	—	—	141,460	—	7,188,028
Companhia de Transmissão de Energia Elétrica Paulista S.A. - CTEEP	35.03%	4,451,016	—	—	75,855	(11,244)	(250,310)	742,599	—	5,007,916
Companhia Estadual de Transmissao de Energia Elétrica - CEEE-T	—	644,208	—	(648,271)	—	—	4,063	—	—	—
Lajeado Energia S.A.	40.07%	99,516	—	—	67	—	(115,640)	112,094	—	96,037
CEB Lajeado S.A.	40.07%	74,160	—	—	18	—	(37,123)	57,784	—	94,839
Paulista Lajeado Energia S.A.	40.07%	37,925	—	—	—	—	(13,690)	(9,713)	—	14,522
Others	33.28% to 39.02%	1,714,011	—	(344,643)	23,414	(6,688)	(215,141)	290,448	—	1,461,401
		7,020,836	6,571,987	(992,914)	573,935	(17,932)	(627,841)	1,334,672	—	13,862,743

		25,769,172	6,571,987	(1,580,783)	564,846	48,202	(1,540,189)	2,005,809	385,220	32,224,264

Schedule of the balance of provisions for investments

	12/31/2023	12/31/2022
Norte Energia S.A.	337,152	—
Teles Pires Participações S.A. - TPP	—	468,478
Interligação Elétrica do Madeira S.A. - IE Madeira	—	92,192
Companhia Energética Sinop S.A. - SINOP	—	139,677
Transnorte Energia S.A.	—	122,787
Mata de Santa Genebra Transmissão S.A.	—	141,393
Lago Azul Transmissão	—	16,652
	337,152	981,179

Schedule of investments recognized at fair value

	Shareholdings	Asset Value	Fair value
	12/31/2023	12/31/2023	12/31/2023	12/31/2022
AES Tietê Energia S.A	0.53%	11,551	38,990	383,958
Companhia Energética do Ceará - COELCE	7.06%	76,658	193,330	200,391
Energisa Holding	1.16%	57,144	248,904	371,418
Auren Energia S.A.	0.05%	3,114	6,978	152,425
Centrais Elétricas de Santa Catarina S.A - CELESC	10.75%	266,636	270,991	227,237
Companhia Paranaense de Energia - COPEL	—	—	—	105,164
Equatorial Energia Pará	0.99%	16,075	169,356	143,008
Energisa Mato Grosso - Distribuidora de Energia S.A.	—	—	—	32,632
Rio Paranapanema Energia	0.47%	3,924	11,524	11,899
Companhia Energética de Brasília - CEB	2.10%	11,861	25,039	16,330
CEEED	4.62%	—	68,575	—
Others	Between 0.0019% to 0.13%	3,999	70,694	116,796
		450,962	1,104,381	1,761,258

Schedule of information of the main joint ventures and associates

	12/31/2023
											Other
											components of	Total
	Shareholder’s	Current	Non-current	Total	Current	Non-Current		Total	Net operating	Net	comprehensive	comprehensive
	Equity	assets	asset	asset	Liabilities	Liability	Net assets	liabilities	revenue	Profit / (Loss)	income	income
Jointly controlled companies
Norte Energia S.A. - NESA	49.98%	1,773,469	41,373,463	43,146,932	2,354,484	29,534,358	11,258,090	43,146,932	5,764,413	(850,814)	—	(850,814)
Energia Sustentável do Brasil S.A. - ESBR	40.00%	1,450,472	18,666,697	20,117,169	1,136,429	10,027,652	8,953,088	20,117,169	3,378,906	44,213	—	44,213
Belo Monte Transmissora - BMTE	49.00%	1,231,090	7,944,087	9,175,177	613,330	4,170,939	4,390,908	9,175,177	1,039,054	415,782	—	415,782
Interligação Elétrica do Madeira S.A. - IE Madeira	49.00%	1,022,813	6,293,140	7,315,953	578,744	2,733,476	4,003,733	7,315,953	712,294	411,868	—	411,868
Mata de Santa Genebra	49.90%	689,261	3,078,913	3,768,174	115,975	2,181,769	1,470,430	3,768,174	393,463	116,292	—	116,292
Chapecoense Geração	40.00%	410,737	2,573,564	2,984,301	607,435	1,838,423	538,443	2,984,301	1,274,912	487,050	—	487,050
Empresa de Energia São Manoel	33.33%	320,697	3,419,572	3,740,269	151,647	1,850,081	1,738,541	3,740,269	446,946	(28,801)	—	(28,801)
Companhia Energética Sinop	49.00%	210,141	2,706,715	2,916,856	143,063	1,469,551	1,304,242	2,916,856	341,162	(55,189)	—	(55,189)
Associates
Companhia de Transmissão de Energia Elétrica Paulista S.A. - CTEEP	35.74%	5,978,428	29,932,728	35,911,156	2,444,736	15,674,708	17,380,140	35,499,584	6,215,521	2,892,362	(186,196)	2,706,166
Eletronuclear	67.95%	3,179,932	19,937,388	23,117,320	2,612,091	9,889,551	10,615,678	23,117,320	3,931,707	318,199	(1,772)	316,427

Additional information:

	12/31/2023
	Cash and cash	Current financial	Non-current financial	Depreciation and			Income tax
Jointly controlled companies	equivalents	liabilities*	liabilities*	amortisation	Interest income	Interest expense	expense
Norte Energia S.A. - NESA	704,312	978,409	28,236,723	(1,708,076)	275,685	(2,570,068)	151,829
Jirau Energia S.A.	863,473	785,517	9,464,700	(760,823)	150,273	(1,008,553)	(26,923)
Associates
Companhia de Transmissão de Energia Elétrica Paulista S.A. - CTEEP	245,819	2,094,880	15,126,192	(24,889)	222,090	(1,043,648)	(228,637)
Eletronuclear	29,374	544,969	6,352,760	(420,733)	907,977	(1,374,023)	(269,463)

* Excluding trade and other payables and provisions.

	12/31/2022
											Other
											components of	Total
	Shareholder’s	Current	Non-current	Total	Current	Non-Current		Total	Net operating	Net	comprehensive	comprehensive
	Equity	assets	asset	asset	Liabilities	Liability	Net assets	liabilities	revenue	Profit / (Loss)	income	income
Jointly controlled companies
Norte Energia S.A. - NESA	49.98%	1,760,261	41,668,551	43,428,812	2,254,754	29,070,142	12,103,916	43,428,812	5,565,305	(647,346)	—	(647,346)
Sustentável do Brasil S.A. - ESBR	40.00%	1,210,513	19,354,405	20,564,918	1,058,167	10,597,876	8,908,875	20,564,918	3,116,478	(104,235)	—	(104,235)
Belo Monte Transmissora - BMTE	49.00%	1,140,735	7,679,713	8,820,448	630,800	4,096,162	4,093,486	8,820,448	954,985	360,022	—	360,022
Interligação Elétrica do Madeira S.A. - IE Madeira	49.00%	931,271	6,251,143	7,182,414	634,666	2,817,425	3,730,323	7,182,414	735,154	471,557	—	471,557
Associates
Companhia de Transmissão de Energia Elétrica Paulista S.A. - CTEEP	35.74%	4,670,170	27,573,380	32,243,550	1,293,346	14,413,723	16,536,481	32,243,550	5,450,570	2,319,791	216,001	2,535,792
Eletronuclear	67.95%	4,610,349	18,373,593	22,983,942	2,434,613	9,970,923	10,578,406	22,983,942	3,963,282	29,822	698,427	728,249

Additional information:

	12/31/2022
			Non-current
	Cash and cash	Current financial	financial	Depreciation and			Income tax
	equivalents	liabilities*	liabilities*	amortisation	Interest income	Interest expense	expense
Jointly controlled companies
Norte Energia S.A. - NESA	741,217	933,855	28,701,002	(7,979)	235,784	(2,522,958)	115,441
Jirau Energia S.A.	692,538	728,213	10,005,345	(761,506)	115,409	(981,914)	51,122
Associates
Companhia de Transmissão de Energia Elétrica Paulista S.A. - CTEEP	336,523	1,052,827	14,096,618	(27,498)	169,221	(981,399)	(358,343)
Eletronuclear	32,471	594,758	6,718,183	(594,597)	540,160	(1,532,700)	(253,229)

* Excluding trade and other payables and provisions.

Schedule of market value of investees accounted for using the equity method that are quoted on the stock exchange

		Fair value[1]
Valued using the equity method	Shareholdings	12/31/2023	12/31/2022
Companhia de Transmissão de Energia Elétrica Paulista S.A. - CTEEP	35.74%	6,465,890	5,566,247
Equatorial Maranhão Distribuidora de Energia S.A.	33.41%	1,605,618	1,348,024
Empresa Metropolitana de Águas e Energia S.A. - EMAE	40.44%	881,517	1,015,837

¹ Based on the stock price on the base date reported in the table.

Schedule of share in guarantee

12/31/2023
Business	Value of	Percentage	Investment
Shareholdings	investment	Blocking	Blocked
Companhia de Transmissão de Energia Elétrica Paulista S.A. - CTEEP	5,255,701	37.17%	1,953,354
AES Brasil Energia S.A.	38,990	95.99%	37,425
Energisa Holding	248,904	99.43%	247,497
Centrais Elétricas de Santa Catarina S.A - CELESC	270,991	14.58%	39,511
Companhia Energética do Ceará - COELCE	193,330	5.46%	10,555
Auren Energia S.A.	6,978	100.00%	6,978
Others	1,339,404	32.29% to 100.00%	662,963
	7,354,298		2,958,283

Teles Pires
Disclosure of detailed information about business combination [line items]
Schedule of fair value, at acquisition date, of the consideration transferred in a business combination

(a) Fair value of liquid assets acquired by the Company	1,202,264
(b) Consideration transferred	613,155
(c) Fair value of shareholding maintained before combination of businesses	589,109
(d) = (b) + (c)	1,202,264
(d) - (a) Premium	—

Schedule of impact on operations net of tax due to business combination

Remeasurement of shareholding previously held	188,274
Disposal of EAPSA	537,663
725,937

Baguari
Disclosure of detailed information about business combination [line items]
Schedule of fair value, at acquisition date, of the consideration transferred in a business combination

(a) Fair value of liquid assets acquired by the Company	1,029,638
(b) Consideration transferred	875,204
(c) Fair value of shareholding maintained before combination of businesses	154,434
(d) = (b) + (c)	1,029,638
(d) - (a) Premium	—

Retiro Baixo
Disclosure of detailed information about business combination [line items]
Schedule of fair value, at acquisition date, of the consideration transferred in a business combination

(a) Fair value of liquid assets acquired by the Company	435,893
(b) Consideration transferred	222,306
(c) Fair value of shareholding maintained before combination of businesses	213,587
(d) = (b) + (c)	435,893

TMT
Disclosure of detailed information about business combination [line items]
Schedule of fair value, at acquisition date, of the consideration transferred in a business combination

(a) Fair value of liquid assets acquired by the Company	582,644
(b) Consideration transferred	273,211
(c) Fair value of shareholding maintained before combination of businesses	285,495
(d) = (b) + (c)	558,706
(d) - (a) Premium	23,938

VSB
Disclosure of detailed information about business combination [line items]
Schedule of fair value, at acquisition date, of the consideration transferred in a business combination

(a) Fair value of liquid assets acquired by the Company	465,620
(b) Consideration transferred	304,228
(c) Fair value of shareholding maintained before combination of businesses	201,769
(d) = (b) + (c)	505,997
(d) - (a) Premium	40,377